Pension and Other Postretirement Employee Benefits Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended						0 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Jun. 30, 2014	Jul. 31, 2012	Sep. 30, 2014 item	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Sep. 30, 2014 Oncor Retirement Plan [Member]	Dec. 31, 2013 Oncor Retirement Plan [Member] item	Dec. 31, 2013 Pension And OPEB [Member]	Dec. 31, 2012 Pension And OPEB [Member]	Dec. 31, 2012 EFH Retirement Plan [Member]	Sep. 30, 2014 EFH Retirement Plan [Member]	Dec. 31, 2013 EFH Retirement Plan [Member] item	Dec. 31, 2013 Defined Benefit Pension Plans [Member]	Dec. 31, 2013 Defined Benefit Pension Plans [Member] 2014 [Member]	Dec. 31, 2013 Defined Benefit Pension Plans [Member] 2014 To 2018 [Member]	Sep. 30, 2014 Pension Plan [Member]	Sep. 30, 2013 Pension Plan [Member]	Sep. 30, 2014 Pension Plan [Member]	Sep. 30, 2013 Pension Plan [Member]	Dec. 31, 2013 Pension Plan [Member]		Dec. 31, 2012 Pension Plan [Member]		Dec. 31, 2011 Pension Plan [Member]		Jul. 01, 2014 OPEB Plan [Member]	Sep. 30, 2014 OPEB Plan [Member]	Dec. 31, 2013 OPEB Plan [Member]	Jul. 01, 2014 OPEB Plan [Member]	Dec. 31, 2013 OPEB Plan [Member] 2014 [Member]	Dec. 31, 2013 OPEB Plan [Member] 2014 To 2018 [Member]	Dec. 31, 2013 Oncor Cash Balance Formula Retirement Plan [Member]	Dec. 31, 2013 Oncor Traditional Retirement Plan Formula Retirement Plan [Member]	Dec. 31, 2013 Thrift Plan [Member]	Dec. 31, 2012 Thrift Plan [Member]	Dec. 31, 2011 Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of defined pension plans in which the Company participates					2
Unfunded liability																$ 104
Increase (decrease) in projected benefit obligation																															75
Increase (decrease) in projected benefit obligation, percentage																																		8.00%
Increase (decrease) in fair value of assets																															3
Increase (decrease) in fair value of assets, percentage																																		2.00%
Increase (decrease) in regulatory assets																																		64
Increase (decrease) in regulatory assets, percentage																																		50.00%
Discount rate	4.15%	4.20%	4.98%	5.00%							4.72%					5.07%									4.10%	[1]	5.00%	[1]	5.50%	[1]	4.39%	4.39%
Expected return on plan assets											6.48%					6.17%									6.14%		7.40%		7.70%			7.05%	7.05%
Earning period						3 years
Cash contributions						20	104	193							259								67		9		93		175			12							13	12	12
Rolling period						4 years
Percentage of gains and losses						25.00%
Number of corporate bonds												1,095					389
Funded status of plans																			87	408					(586)		(711)								15	139
Amortization of net actuarial loss																		39			(9)	(17)	(29)	(52)	(69)		(78)		(63)				26
Amortization of prior service costs																		1											1				20
Percentage of regular salary						75.00%
Contribution by employee, percentage									1.00%	20.00%
Percentage of employee's contribution match by employer																																					100.00%	75.00%
Percentage of employee's contribution matched 100% by employer																																					6.00%	6.00%
Additional cash contributions																							1									5
Regulatory assets		$ 2,093			$ 1,681	$ 1,771	$ 2,093						$ 786	$ 1,011

[1]	As a result of the 2012 amendments discussed above, the discount rate reflected in net pension costs for January through July 2012 was 5.00%, for August through September 2012 was 4.15% and for October through December 2012 was 4.20%.